LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
LEASES

NOTE 13: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842) and as such will account for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company had had only short-term leases up through this acquisition. The Company recorded these amounts at present value, in accordance with the standard, using discount rates ranging between 0% and 11.36%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 36 and 39 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

The Company’s portfolio of leases contains operating and financing leases. As of December 31, 2022, the value of the unamortized lease right of use asset was $320,922 ($184,532 in financing leases and $136,390 in operating leases) (through maturity at November 2026). As of December 31, 2022, the Company’s lease liability was $302,225 ($152,570 in financing leases and $149,655 in operating leases) (through maturity at November 2026).

Maturity of lease liability for the operating leases for the period ended December 31,
2023	$146,432
2024	$4,319
Imputed interest	$(1,096)
Total lease liability	$149,655

Disclosed as:
Current portion	$145,476
Non-current portion	$4,179

Maturity of lease liability for the financing leases for the period ended December 31,
2023	$55,427
2024	$55,427
2025	$55,427
2026	$50,808
Imputed interest	$(64,519)
Total lease liability	$152,570

Disclosed as:
Current portion	$29,020
Non-current portion	$123,550

Amortization of the right of use asset for the period ended December 31,
2023	$169,392
2024	$47,345
2025	$50,387
2026	$53,798

Total	$320,922

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Nine months ended December 31, 2022	Nine months ended December 31, 2021
	(unaudited)	(unaudited)
Operating lease expense	$108,366	$106,206

Financing lease expense
Depreciation of capitalized finance lease assets	5,173	-
Interest expense on finance lease liabilities	5,425	-
	$118,964	$106,206

White River Holdings Corp [Member]
LEASES

NOTE 15: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of April 1, 2019 and will account for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company recorded these leases at present value, in accordance with the standard, using discount rates ranging between 2.5% and 11.36%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

As of March 31, 2022, the value of the unamortized lease right of use asset is $243,494, of which is from an operating lease (through maturity at November 30, 2023). As of March 31, 2022, the Company’s lease liability was $265,498, of which is from an operating lease.

Maturity of lease liability for the operating lease for the period ended March 31,
2023	$155,263
2024	$108,116
2024	$2,119
Total lease liability	$265,498

Disclosed as:
Current portion	$155,263
Non-current portion	$110,235

Amortization of the right of use asset for the period ended March 31,
2023	$142,907
2024	$98,468
2025	$2,119
Total	$243,494

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended March 31, 2022	Year ended March 31, 2021

Operating lease expense	$135,850	$79,246